Treasury Stock	12 Months Ended
Dec. 31, 2011
Treasury Stock
17.	Treasury Stock

As of December 31, 2011 and for the year then ended, the Company has repurchased 3,022,532 ADSs under the Share Repurchase Plan for a total consideration of approximately US$29,918,000. In December 2011, 350,000 ADS were issued to the Seller of Managed Network Entities as part of the stock consideration owed to purchase the remaining 49% equity interest of Managed Network Entities.